Debt - Paycheck Protection Program Loan (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt
Interest expense		$ 211	$ 636	$ 307	$ 1,690	$ 2,306	$ 1,315
Paycheck Protection Program Loan
Debt
Proceeds from loan	$ 1,100
Interest rate percentage	1.00%
Interest expense						$ 100	$ 100